Net cash and cash equivalents - Composition of net cash and cash equivalents (Details) - ZAR (R) R in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Financial Instruments [Abstract]
Cash and cash equivalents	R 308,258	R 375,782	R 877,136
Bank overdraft (note 15)	(17,720)	(19,449)	(16,374)
Cash and cash equivalents, net of overdrafts	R 290,538	R 356,333	R 860,762	R 927,415